Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 945,921	$ 922,100	$ 539,521
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	156,205	159,575	95,023
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	128,844	53,517	42,099
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	113,757	21,569	24,261
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	248,301	286,605	154,789
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	26,375	73,264	46,319
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	141,383	219,214	97,813
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 131,056	$ 108,356	$ 79,217